Earnings (loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Options
Earnings (loss) Per Share
Securities excluded from the computation of diluted net earnings per share (in shares)	6,657,794	7,167,138
Series A Preferred Shares
Earnings (loss) Per Share
Securities excluded from the computation of diluted net earnings per share (in shares)		20,212,500
Series B Preferred Shares
Earnings (loss) Per Share
Securities excluded from the computation of diluted net earnings per share (in shares)		8,166,667
Non-vested ordinary shares
Earnings (loss) Per Share
Securities excluded from the computation of diluted net earnings per share (in shares)	741,500